Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
7.	INCOME TAXES

Income taxes / provision for PILs differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate. The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Income taxes / provision for PILs at statutory rate	216	222

Increase (decrease) resulting from:
Net temporary differences included in amounts charged to customers:
Capital cost allowance in excess of depreciation and amortization	(37)	(72)
Pension contributions in excess of pension expense	(25)	(24)
Overheads capitalized for accounting but deducted for tax purposes	(15)	(15)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(5)	(5)
Non-refundable investment tax credits	(2)	(3)
Post-retirement and post-employment benefit expense in excess of cash payments	(1)	3
Prior year’s adjustments	(1)	(4)
Other	(2)	(1)

Net temporary differences	(101)	(134)
Net tax benefit resulting from transition from PILs Regime to Federal Tax Regime	(9)	—
Hydro One Brampton spin-off	7	—
Net permanent differences	1	1

Total income taxes / provision for PILs	114	89

The major components of income tax expense are as follows:

Year ended December 31 (millions of Canadian dollars)	2015	2014
Current income taxes / provision for PILs	2,931	79
Deferred income taxes / provision for (recovery of) PILs	(2,817)	10

Total income taxes / provision for PILs	114	89

Effective income tax rate	13.97%	10.63%

The provision for PILs / current income taxes is remitted to, or received from, the OEFC (PILs Regime) and the CRA (Federal Tax Regime). At December 31, 2015, $12 million (2014 – $39 million) due from the OEFC was included in due from related parties and $1 million (2014 – $nil) due from the CRA was included in prepaid expenses and other assets on the Consolidated Balance Sheet.

In connection with the IPO, Hydro One’s exemption from tax under the Federal Tax Regime ceased to apply. Under the PILs Regime, Hydro One was deemed to have disposed of its assets immediately before it lost its tax exempt status under the Federal Tax Regime, resulting in Hydro One making payments in lieu of tax (Departure Tax) totalling $2.6 billion. To enable Hydro One to make the Departure Tax payment, Hydro One Limited subscribed for 39,598 common shares of Hydro One for $2.6 billion. Hydro One used the proceeds of this share subscription to pay the Departure Tax.

At December 31, 2015, the total income taxes / provision for PILs includes deferred income taxes / recovery of PILs of $2,817 million (2014 – deferred provision of $10 million), including $2,798 million (2014 – $nil) resulting from transition from the PILs Regime to the Federal Tax Regime, that is not included in the rate-setting process, using the liability method of accounting. Deferred income taxes / PILs balances expected to be included in the rate-setting process are offset by regulatory assets and liabilities to reflect the anticipated recovery or disposition of these balances within future electricity rates.

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities arise from differences between the carrying amounts and tax basis of the Company’s assets and liabilities. At December 31, 2015 and 2014, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of Canadian dollars)	2015	2014
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	918	(4)
Post-retirement and post-employment benefits expense in excess of cash payments	572	8
Environmental expenditures	75	4
Non-capital losses	62	—
Other	2	(1)

Total deferred income tax assets	1,629	7
Less: current portion	19	—

	1,610	7

December 31 (millions of Canadian dollars)	2015	2014
Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(153)	(140)
Partnership interest	(41)	(38)
Goodwill	(10)	(21)
Capital cost allowance in excess of depreciation and amortization	(1)	(1,713)
Post-retirement and post-employment benefits expense in excess of cash payments	—	559
Environmental expenditures	—	59
Other	(1)	—

Total deferred income tax liabilities	(206)	(1,294)
Less: current portion	—	19

	(206)	(1,313)

During 2015 and 2014, there were no changes in the rate applicable to future taxes. The Company has recorded a valuation allowance in the amount of $278 million (2014 – $nil) in respect of non-depreciable capital property.